Trade and other payables	12 Months Ended
Dec. 31, 2018
Trade and other payables
Trade and other payables

18.Trade and other payables

As of December 31, 2018 and 2017, the Group’s trade and other payables consisted of the following:

	As of	As of
	December 31,	December 31,
	2017	2018
Payables to merchants	9,178	13,942
Money remittances and e-wallets accounts payable	5,312	6,571
Deposits received from agents	3,638	4,839
Commissions payable	469	601
Accrued personnel expenses and related taxes	353	562
Provision for undrawn credit commitments (Note 28)	—	84
Other payables	573	848
Other advances received	76	52
Total trade and other payables	19,599	27,499